New standards and amendments and interpretations of existing standards	12 Months Ended
Dec. 31, 2019
New standards and amendments and interpretations of existing standards [Abstract]
New standards and amendments and interpretations of existing standards

41.  New standards and amendments and interpretations of existing standards

Standards, amendments and interpretations of new standards for the year ended December 31, 2019

•       IFRS 16, issued in January 2016 in replacement to the standards IAS 17 Leasing Operations, IFRIC 4, SIC 15 and SIC 27 Complementary Aspects of Leasing Operations, establishes that the lessees account for all the leases according to a single model, similar to the accounting entry for finance leases in IAS 17. IFRS 16 is mandatory for the fiscal years as per January 1, 2019.

Within the Organization there are leases of properties and equipment, and the properties represent approximately 98% of the balances.

Transition

Banco Bradesco adopted IFRS 16 on January 1, 2019, using the simplified and modified retrospective approach, which does not require the disclosure of comparative information.

The new standard was adopted for contracts that had been previously identified as leases that used IAS 17 and IFRIC 4 - Complementary Aspects of Leasing Operations. Therefore, the Organization did not apply the standard to contracts that have not previously been identified as contracts containing a lease under the terms of IAS 17 and IFRIC 4.

On January 1, 2019, assets and liabilities in the amount of R$4,176,611 were recorded. The amounts were restated at their present value by a discount rate between 6.59% and 9.97% depending on the term of the lease of each contract.

For further details on impacts of the adoption of IFRS 16, see notes 2-h, 27 and 37.

•       IFRIC 23 - Applies to any situation where there is uncertainty as to whether an income tax treatment of income taxes is acceptable to the Tax Authority, in accordance with tax legislation. In this sense, the Tax Authority is considered the final decision of the higher courts on the matter. The scope of the Interpretation includes all taxes covered by IAS 12, that is, both current tax and deferred tax. However, it does not apply to the uncertainty regarding taxes covered by other rules. IFRIC 23 became operational for financial periods beginning on or after January 1, 2019. A study was carried out on the effects produced by that standard and it was concluded that there were no material impacts on the Organization.

Standards, amendments and interpretations of standards applicable to future periods

•       Conceptual Framework - The Conceptual Framework for Financial Reporting describes the purpose and concepts of general purpose financial reporting. Among the changes in definitions contained in this document, the new definition of assets and liabilities stands out, being active, "a present economic resource controlled by the entity as a result of past events" and a liability, a present obligation of the entity to transfer an economic resource as a result of past events. The new Conceptual Framework comes into effect for annual periods beginning on or after January 1, 2020. An analysis of the new Conceptual Framework has been carried out and no material impacts have been identified on the Organization.

•       IFRS 17 - Insurance Contracts. Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The purpose of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The general model of IFRS 17 requires insurers and reinsurers to measure their insurance contracts at the initial time by the estimated total cash flow, adjusted for the time value of money and the explicit risk related to non-financial risk, in addition to of the contractual margin of the service. This estimated value is then remeasured at each base date. The unrealized profit (corresponding to "the contractual margin of the service) is recognized over the term of the contracted coverage. Apart from this general model, IFRS 17 provides, as a way of simplifying the process, the award allocation approach. This simplified model is applicable to certain insurance contracts, including those with coverage of up to one year This information provides a basis for users of financial statements to assess the effect that insurance contracts have on the Company's financial position, financial performance and cash flows. IFRS 17 is expected to, among other things, alter the timing of IFRS profit recognition, and the implementation of the standard is likely to require changes to the Company's IT, actuarial and finance systems. The Company is in the process of assessing the impact of the new standard.